Total Equity - Preferred Shares (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 USD ($)
Disclosure of classes of share capital [line items]
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Preferred shares
Disclosure of classes of share capital [line items]
Stated capital	$ 1,335.5		$ 1,456.0	$ 1,335.5
Series C
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	7,515,642		7,515,642
Stated capital	$ 170.8		$ 187.9
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Fixed dividend rate per annum	4.71%	4.71%
Series D
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	2,484,358		2,484,358
Stated capital	$ 56.4		$ 62.1
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Floating dividend rate per annum	4.80%	4.80%
Number of shares converted (in shares) | shares	1,499,258	1,499,258
Carrying value of amount converted	$ 34.1	$ 37.5
Series E
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	3,967,134		3,967,134
Stated capital	$ 90.8		$ 99.2
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Fixed dividend rate per annum	2.91%	2.91%
Series F
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	3,572,044		3,572,044
Stated capital	$ 81.8		$ 89.3
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Floating dividend rate per annum	3.81%	3.81%
Series G
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	7,432,952		7,432,952
Stated capital	$ 175.3		$ 185.8
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Fixed dividend rate per annum	3.32%	3.32%
Series H
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	2,567,048		2,567,048
Stated capital	$ 60.6		$ 64.2
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Floating dividend rate per annum	4.21%	4.21%
Series I
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	10,465,553		10,465,553
Stated capital	$ 251.6		$ 261.6
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Fixed dividend rate per annum	3.71%	3.71%
Series J
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	1,534,447		1,534,447
Stated capital	$ 36.9		$ 38.4
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Floating dividend rate per annum	4.50%	4.50%
Series K
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	9,500,000		9,500,000
Stated capital	$ 231.7		$ 237.5
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Fixed dividend rate per annum	4.67%	4.67%
Series M
Disclosure of classes of share capital [line items]
Number of shares outstanding | shares	9,200,000		9,200,000
Stated capital	$ 179.6		$ 230.0
Liquidation preference per share (in dollars per share) | $ / shares			$ 25.00
Fixed dividend rate per annum	4.75%	4.75%
Government of Canada Treasury Bill | Series D
Disclosure of classes of share capital [line items]
Variable rate basis spread	3.15%	3.15%
Government of Canada Treasury Bill | Series F
Disclosure of classes of share capital [line items]
Variable rate basis spread	2.16%	2.16%
Government of Canada Treasury Bill | Series H
Disclosure of classes of share capital [line items]
Variable rate basis spread	2.56%	2.56%
Government of Canada Treasury Bill | Series J
Disclosure of classes of share capital [line items]
Variable rate basis spread	2.85%	2.85%
Government of Canada Treasury Bill | Series L
Disclosure of classes of share capital [line items]
Variable rate basis spread	3.51%	3.51%
Government of Canada Treasury Bill | Series N
Disclosure of classes of share capital [line items]
Variable rate basis spread	3.98%	3.98%